Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
Schedule of Research and Development Expenses	Composition:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021

Payroll and related benefits (including share-based compensation)	5,395	5,969	3,748
Raw materials, subcontracted work and consulting	1,593	1,742	1,440
Clinical trials	436	495	200
Others	849	917	489
	8,273	9,123	5,877